Warrants (Details) - $ / shares	6 Months Ended
	May 31, 2019	May 31, 2018	Nov. 30, 2017
Number outstanding	23,740,290	10,507,056	7,140,464
Shares issuable upon exercise	23,601,551
June 2016 Warrants [Member]
Exercise price	$ 19.30
Number outstanding	277,478	2,778,722	2,778,722
Expiry	Jun. 02, 2021
Shares issuable upon exercise	138,739
October 2017 Warrants [Member]
Exercise price	$ 12.50
Number outstanding	181,818	1,818,182	1,818,182
Expiry	Oct. 13, 2020
Shares issuable upon exercise	181,818
October 2017 Placement Agent Warrants [Member]
Exercise price	$ 13.75
Number outstanding	18,181	181,818	181,818
Expiry	Oct. 13, 2020
Shares issuable upon exercise	18,181
March 2018 Warrants [Member]
Exercise price	$ 6.00
Number outstanding	291,666
Expiry	Mar. 16, 2021
Shares issuable upon exercise	291,666
March 2018 Warrants [Member]
Exercise price	$ 6.00
Number outstanding	150,000
Expiry	Mar. 21, 2021
Shares issuable upon exercise	150,000
March 2018 Placement Agent Warrants [Member]
Exercise price	$ 7.50
Number outstanding	29,166
Expiry	Mar. 16, 2021
Shares issuable upon exercise	29,166
March 2018 Placement Agent Warrants [Member]
Exercise price	$ 7.50
Number outstanding	15,000
Expiry	Mar. 21, 2021
Shares issuable upon exercise	15,000
2018 Firm Warrants [Member]
Exercise price	$ 0.75
Number outstanding	20,000,000
Expiry	Oct. 16, 2023
Shares issuable upon exercise	20,000,000
2018 Pre-Funded Warrants [Member]
Exercise price	$ 0.01
Number outstanding	1,616,667
Expiry	Oct. 16, 2023
Shares issuable upon exercise	1,616,667
October 2018 Placement Agent Warrants [Member]
Exercise price	$ 0.94
Number outstanding	1,160,314
Expiry	Oct. 16, 2023
Shares issuable upon exercise	1,160,314